SHARE-BASED COMPENSATION - Schedule of number of shares granted and fair value, long term incentive plan (Details)	12 Months Ended				48 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2022 shares	Oct. 26, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Closing foreign exchange rate	1.0667	1.1334	1.228		1.0667	1.0667
LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	8,179,538	8,451,788	1,035,000	2,562,857	20,229,183
Fair value per share award (in usd per share) | $ / shares	$ 0.517	$ 0.887	$ 0.923	$ 0.387
LTIP | Non Executive members of the Board of Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	0	0	0	205,000	205,000
LTIP | Executive Members of the Board of Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	2,363,455	1,337,888	0	201,050	3,902,393
LTIP | Executive Committee
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	5,816,083	6,301,400	105,000	326,807	12,549,290
LTIP | Senior managers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	0	812,500	930,000	1,830,000	3,572,500